Investments (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) security loan item	Dec. 31, 2021 USD ($) loan security item	Dec. 31, 2020 USD ($)
Investments [Line Items]
Increase (decrease) in gross AFS securities unrealized losses	$ (12,600)
Trading Securities Change In Gross Gain Loss	$ (632)	$ (51)	$ 118
Mortgage Loans in Process of Foreclosure, Amount		$ 15
Number of partnerships in alternative investment portfolio | item	337	311
Alternative investments as a percentage of overall invested assets		2.00%
Amortized cost	$ 111,707	$ 105,142
Fair Value	99,736	$ 118,711
Fair value of collateral received that we are permitted to sell or re-pledge	25
Investment commitments	2,400
Investment commitments for limited partnerships	1,900
Investment commitments for mortgage loans on real estate	226
Investment commitments for private placements	$ 310,000
Minimum [Member]
Investments [Line Items]
Percentage of the fair value of securities obtained as collateral under reverse repurchase agreements	80.00%
Maximum [Member]
Investments [Line Items]
Percentage of the fair value of securities obtained as collateral under reverse repurchase agreements	95.00%
Corporate bonds
Investments [Line Items]
Percentage of fair value rated as investment grade		96.00%	96.00%
Amortized cost of portfolio rated below investment grade	$ 3,700
Fair value of portfolio rated below investment grade	3,500	$ 3,800
MBS | Federal Home Loan Mortgage Corporation | Investments [Member]
Investments [Line Items]
Fair value	$ 720	$ 953
Concentration risk, percentage	1.00%	1.00%
MBS | Fannie Mae | Investments [Member]
Investments [Line Items]
Fair value	$ 745	$ 926
Concentration risk, percentage	1.00%	1.00%
Securities Investment [Member] | Consumer Non-Cyclical Industry [Member] | Investments [Member]
Investments [Line Items]
Fair value	$ 15,100	$ 19,600
Concentration risk, percentage	11.00%	13.00%
Securities Investment [Member] | Financial Service [Member]
Investments [Line Items]
Fair value	$ 16,600	$ 19,200
Securities Investment [Member] | Financial Service [Member] | Investments [Member]
Investments [Line Items]
Concentration risk, percentage	13.00%	12.00%
Commercial [Member]
Investments [Line Items]
Number of impaired loans | security	2	4
Impaired financing receivable, principal balance	$ 1	$ 1
Commercial [Member] | Geographic Concentration Risk [Member] | Mortgage Loans On Real Estate [Member] | California [Member]
Investments [Line Items]
Concentration risk, percentage	27.00%	26.00%
Commercial [Member] | Geographic Concentration Risk [Member] | Mortgage Loans On Real Estate [Member] | Texas [Member]
Investments [Line Items]
Concentration risk, percentage		9.00%
Residential [Member]
Investments [Line Items]
Number of loans past due | loan	73	65
Number of impaired loans | security	37	50
Impaired financing receivable, principal balance	$ 16	$ 22
Number Of Loans In Foreclosure | loan	49	34
Mortgage Loans in Process of Foreclosure, Amount	$ 21
Residential [Member] | Geographic Concentration Risk [Member] | Mortgage Loans On Real Estate [Member] | California [Member]
Investments [Line Items]
Concentration risk, percentage	17.00%	22.00%
Residential [Member] | Geographic Concentration Risk [Member] | Mortgage Loans On Real Estate [Member] | New Jersey [Member]
Investments [Line Items]
Concentration risk, percentage	12.00%
Residential [Member] | Geographic Concentration Risk [Member] | Mortgage Loans On Real Estate [Member] | Florida [Member]
Investments [Line Items]
Concentration risk, percentage		14.00%